Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common Stock Options Tables
Stock Option Activity

The following table summarizes stock option activity for the period ended September 30, 2016:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Outstanding at September 30, 2016	445,000	1.43	8.62 years	81,125
Exercisable at September 30, 2016	357,500	1.41	8.63 years	73,625
Available for grant at September 30, 2016	19,555,000

The following table summarizes stock option activity for the year ended December 31, 2015.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2015	185,000	$0.83	9.12	-
Options granted	80,000	$1.54	-	-
Options cancelled	(7,500)	1.43	-	-
Balance December 31, 2015	257,500	$1.04	8.58	$146,825
Exercisable at December 31, 2015	160,000	$0.82	8.22	$124,825

Assumptions required for the Black-Scholes model

The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

	2015	2014
Risk-free interest rate	1.58 – 1.72%	1.58 – 1.62%
Expected life in years	5.50	5.50
Weighted Avg Expected Volatility	75.1% - 98.1%	94.4% – 105.3%
Expected dividend yield	0%	0%

Stock Options Outstanding

The following table summarizes information about stock options outstanding and exercisable at September 30, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.75	40,000	7.17	$0.75	40,000	7.17	$0.75
0.80	90,000	7.87	0.80	90,000	7.87	0.80
1.05	55,000	7.50	1.05	25,000	7.50	1.05
1.25	7,500	8.71	1.25	7,500	8.71	1.25
1.34	7,500	8.75	1.34	7,500	8.75	1.34
1.65	50,000	9.09	1.65	-	9.09	1.65
1.70	7,500	9.04	1.70	7,500	9.04	1.70
1.91	180,000	9.46	1.91	180,000	9.46	1.91
2.28	7,500	9.81	2.28	-	9.81	2.28
Total	445,000	8.62	$1.43	357,500	8.63	$1.41

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plan at December 31, 2015:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.50 to $1.00	130,000	8.07	$0.74	130,000	8.07	$0.74
$1.01 to $1.50	127,500	9.10	1.35	30,000	8.85	1.17
	257,500	8.58	1.04	160,000	8.22	0.82

Summary of warrants outstanding

The following table summarizes information about warrants outstanding at September 30, 2016:

	Shares of Common Stock	Exercise Price	Expiration Date
Series A	960,000	$0.35	July 12, 2019
Series B	1,326,087	$0.46	November 29, 2018
Series C	3,500,000	$0.49	November 29, 2018
Series D	1,010,000	$1.10	June 5, 2020
Series E	584,416	$1.13	September 8, 2021
Outstanding as of September 30, 2016	7,380,503

The following table summarizes information about warrants outstanding at December 31, 2015:

	Shares of Common Stock	Exercise Price	Expiration Date
Series A	1,003,188	$0.35	July 12, 2019
Series B	3,500,000	$0.46	November 29, 2018
Series C	3,500,000	$0.49	November 29, 2018
Series D	1,010,000	$1.10	June 5, 2020
Outstanding as of December 31, 2015	9,013,188